Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss		6 Months Ended
		Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares
Revenue		$ 15,069,401	$ 1,919,693	$ 12,470,969
Cost of revenue		9,712,918	1,237,330	7,184,748
Gross profit		5,356,483	682,363	5,286,221
Operating expenses
Selling and marketing expense		3,206,886	408,526	918,731
Research and development expense		20,911	2,664	109,231
General and administrative expense		16,198,821	2,063,570	10,580,763
Total operating expenses		19,426,618	2,474,760	11,608,725
Loss from operations		(14,070,135)	(1,792,397)	(6,322,504)
Other (expenses) income
Other (expenses) income , net		5,520	703	(18,096)
Interest (expense) income, net		157,295	20,038	(99,354)
Total other (expenses) income, net		162,815	20,741	(117,450)
Loss before income taxes		(13,907,320)	(1,771,656)	(6,439,954)
Income tax benefit		(211,956)	(27,001)	(893,363)
Net loss		(13,695,364)	(1,744,655)	(5,546,591)
Other comprehensive loss
Foreign currency translation adjustment		12,789	(46,780)	3,480
Comprehensive loss		$ (13,682,575)	$ (1,791,435)	$ (5,543,111)
Weighted average shares outstanding - basic (in shares)	[1]	1,656,459	1,656,459	1,656,459
Weighted average shares outstanding - diluted (in shares)	[1]	1,656,459	1,656,459	1,656,459
Class A
Other comprehensive loss
Weighted average shares outstanding - basic (in shares)	[1]	525,597	525,597	525,597
Weighted average shares outstanding - diluted (in shares)	[1]	525,597	525,597	525,597
Loss per ordinary share - basic (in HK$ per share or USD per share) | (per share)	[1]	$ (8.27)	$ (1.05)	$ (3.35)
Loss per ordinary share - diluted (in HK$ per share or USD per share) | (per share)	[1]	$ (8.27)	$ (1.05)	$ (3.35)
Class B
Other comprehensive loss
Weighted average shares outstanding - basic (in shares)	[1]	1,130,862	1,130,862	1,130,862
Weighted average shares outstanding - diluted (in shares)	[1]	1,130,862	1,130,862	1,130,862
Loss per ordinary share - basic (in HK$ per share or USD per share) | (per share)	[1]	$ (8.27)	$ (1.05)	$ (3.35)
Loss per ordinary share - diluted (in HK$ per share or USD per share) | (per share)	[1]	$ (8.27)	$ (1.05)	$ (3.35)

[1]	Giving retroactive effect to the 8 to 1 share consolidation effected on July 10, 2025. See Note 13 for additional information.